STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2022
STATEMENT OF CASH FLOWS [Abstract]
STATEMENT OF CASH FLOWS

NOTE 34 - STATEMENT OF CASH FLOWS

(a) The Company has carried out the following non-monetary transactions mainly related for:

a.1.) Proceeds from the issuance of shares:

Detail	THUS$
Issuance of shares	800,000
Issuance costs	(80,000)
DIP Junior offset	(170,962)
Total cash flow	549,038

From the total capital increase for ThUS$800,000, ThUS$549,038 were cash Inflows presented in Financing Activities. ThUS$170,962 were offset against a portion of the Junior DIP maintained with the shareholder Inversiones Costa Verde Ltda. y CPA Additionally, there were ThUS$80,000 deducted related to equity issuance cost, that are presented within Other sundry reserves of equity.

a.2.) Amount from the issuance of other equity instruments:

	Convertible	Convertible
Detail	Notes H	Notes I	Total
	ThUS$	ThUS$	ThUS$
Fair Value (see note 24)	1,372,837	4,097,788	5,470,625
Use for settement of claim	-	(828,581)	(828,581)
Issuance costs	(24,812)	(705,467)	(730,279)
DIP Junior offset	(327,957)	(381,018)	(708,975)
Cash inflow	1,020,068	2,182,722	3,202,790

The payment of DIP Junior offset is related to payment of the Junior Dip through the issues of the Convertible Notes subscribed for the shareholders Delta Air Lines, Inc and QA Investment Ltd. ThUS$327,957 and of the other creditor for Th$381.018.

a.3.) As a result of the exit from Chapter 11, in relation to trade accounts payable and other accounts payable, the conversion into shares for Bonds G and I was carried out, for a total of ThUS$3,610,470 and a decrease in said item with effect in result which is included in Earning (Loss) from restructuring activities for ThUS$ 2,550,306 (see note 26d) and with effect in results in financial income for ThUS$ 420,436 (see note 26e).

a.4.) As a result of the exit from Chapter 11, the Other financial liabilities item decreased its balance by ThUS$ 2,673,256, which is detailed in letter, d). The break down of this decrease corresponds mainly to ThUS$ 491,326 (see note 26e), ThUS$ 354,249 (decrease with effect in Property, plant and equipment, mainly related to the effect of rate change), ThUS$ 381,018 related to the compensation of the debt with the effect of increasing Capital, ThUS$1,443,066 associated with the conversion of debt into shares and other minor effects of ThUS$3,596.

(b) Other inflows (outflows) of cash:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Fuel hedge	35,857	14,269	(46,579)
Hedging margin guarantees	(40,207)	(4,900)	14,962
Tax paid on bank transactions	(2,134)	(2,530)	(1,261)
Fuel derivatives premiums	(23,372)	(17,077)	(3,949)
Bank commissions, taxes paid and other	(5,441)	(21,287)	(5,828)
Guarantees	(47,384)	(39,728)	(44,280)
Court deposits	(20,661)	(16,323)	38,528
Delta Air Lines Inc. Compensation	-	-	62,000
Funds delivered as restricted advances	(26,918)	-	-
Total Other inflows (outflows) Operation flow	(130,260)	(87,576)	13,593
Tax paid on bank transactions	-	(425)	(2,192)
Guarantee deposit received from the sale of aircraft	6,300	18,900	-
Total Other inflows (outflows) Investment flow	6,300	18,475	(2,192)
Settlement of derivative contracts	-	-	(107,788)
Funds delivered as restricted advances	(313,090)	-	-
Payments of claims associated with the debt	(21,924)	-	-
RCF guarantee placement	(7,500)	-	-
Debt-related legal advice	(87,993)	(11,034)	-
Debt Issuance Cost - Stamp Tax	(33,259)	-	-
Total Other inflows (outflows) Financing flow	(463,766)	(11,034)	(107,788)

(c) Dividends:

As of December 31, 2022 and 2021, there were no disbursements associated with this concept.

(d) Reconciliation of liabilities arising from financing activities:

		Cash flows				Non cash-Flow Movements
	As of	Obtainment	Payment			Extinguishment	Interest		As of
	December 31, 2021	Capital (*)	Capital (**)	Interests	Transaction cost	of debt under Chapter 11	accrued and others	Reclassifications	December 31, 2022
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with financial institutions
Loans to exporters	159,161	-	-	-	-	(161,975)	2,814	-	-
Bank loans	521,838	982,425	(36,466)	(10,420)	-	(196,619)	128,077	(2,840)	1,385,995
Guaranteed obligations	510,535	-	(18,136)	(13,253)	(25)	-	13,882	(167,942)	325,061
Other guaranteed obligations	2,725,422	3,658,690	(5,408,540)	(391,639)	(91,247)	(381,018)	339,475	23,161	474,304
Obligation with the public	2,253,198	1,109,750	(1,501,739)	(17,499)	-	(843,950)	148,703	141,336	1,289,799
Financial leases	1,189,182	-	(270,734)	(34,201)	-	(37,630)	37,211	204,411	1,088,239
Other loans	76,508	1,467,035	(1,523,798)	(5,628)	3,281	(56,176)	40,806	-	2,028
Lease liability	2,960,638	-	(131,917)	(49,075)	(2)	(995,888)	492,592	(59,893)	2,216,454
Total Obligations with financial institutions	10,396,482	7,217,900	(8,891,330)	(521,715)	(87,993)	(2,673,256)	1,203,560	138,233	6,781,880

		Cash flows				Non cash-Flow Movements
	As of	Obtainment	Payment			Interest			As of
	December 31, 2020	Capital (*)	Capital (**)	Interests	Transaction cost	accrued and others		Reclassifications	December 31, 2021
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$
Obligations with financial institutions
Loans to exporters	151,701	-	-	-	-	7,460		-	159,161
Bank loans	525,273	-	-	(546)	-	(2,889)		-	521,838
Guaranteed obligations	1,318,856	-	(14,605)	(17,405)	-	(513,276	)(***)	(263,035)	510,535
Other guaranteed obligations	1,939,116	661,609	(26,991)	(28,510)	-	135,405		44,793	2,725,422
Obligation with the public	2,183,407	-	-	-	-	69,791		-	2,253,198
Financial leases	1,614,501	-	(421,452)	(40,392)	-	(181,717)		218,242	1,189,182
Other loans	-	-	-	-	-	76,508		-	76,508
Lease liability	3,121,006	-	(103,366)	(17,768)	-	(39,234)		-	2,960,638
Total Obligations with financial institutions	10,853,860	661,609	(566,414)	(104,621)	-	(447,952)		-	10,396,482

		Cash flows				Non cash-Flow Movements
	As of	Obtainment	Payment			Interest			As of
	December 31, 2019	Capital	Capital	Interests	Transaction cost	accrued and others		Reclassifications	December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		ThUS$	ThUS$
Obligations with financial institutions
Loans to exporters	341,475	165,000	(359,000)	(4,140)	-	8,366		-	151,701
Bank loans	217,255	265,627	(4,870)	(2,397)	-	49,658		-	525,273
Guaranteed obligations	2,157,327	192,972	(48,576)	(21,163)	-	(823,984	)(***)	(137,720)	1,318,856
Other guaranteed obligations	580,432	1,361,881	(42,721)	(27,744)	-	67,268		-	1,939,116
Obligation with the public	2,064,934	-	(774)	(55,613)	-	174,860		-	2,183,407
Financial leases	1,730,843	-	(236,744)	(52,155)	-	34,837		137,720	1,614,501
Other loans	101,261	-	(101,026)	(1,151)	-	916		-	-
Lease liability	3,172,157	-	(122,063)	(46,055)	-	116,967		-	3,121,006
Total Obligations with financial institutions	10,365,684	1,985,480	(915,774)	(210,418)	-	(371,112)		-	10,853,860

During 2022, at the time of the subscription of Note H, the fair value of the liability component amounted to ThUS$102,031. As of December 31, 2022, the liability component was converted into equity (see note 24(e.2)).

(*)	As of December 31, 2022, the Company obtained ThUS$2,361,875 amounts from long-term loans and ThUS$4,856,025 (ThUS$661,609 in 2021) amounts from short-term loans, totaling ThUS$7,217,900.

(**)	As of December 31, 2022, loan repayments ThUS$8,759,413 and payments of lease liabilities ThUS$131,917 disclosed in flows from financing activities and as of December 31, 2021, loan repayments ThUS$463,048 and liability payments for leases ThUS$103,366 disclosed in flows from financing activities.

(***)	As of December 31, 2021, Accrued interest and others, includes ThUS$458,642 (ThUS$ 891,407 as of December 31, 2020), associated with the rejection of fleet contracts.

Below are the details obtained (payments) of flows related to financing:

	For the exercises of December 31
	2022			2021
	Capital	Payments		Capital	Payments
Flow of	raising	Capital	Interest	raising	Capital	Interest
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Aircraft financing	-	(331,292)	(52,088)	-	(463,048)	(63,763)
Lease liability	-	(131,917)	(49,075)	-	(103,366)	(17,768)
Non-aircraft financing	7,217,900	(8,428,121)	(420,553)	661,609	-	(23,090)
Total obligations with Financial institutions	7,217,900	(8,891,330)	(521,716)	661,609	(566,414)	(104,621)

(e) Advances of aircraft

Corresponds to the cash flows associated with aircraft purchases, which are included in the statement of consolidated cash flows, within Purchases of property, plant and equipment.

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Increases (payments)	(23,118)	(9,858)	(31,803)
Recoveries	43,902	-	8,157
Total cash flows	20,784	(9,858)	(23,646)

The Company has revised its consolidated statement of cash flows for the year ended December 31, 2021 to correct the classification of cash flows related to property, plant and equipment additions. This correction resulted in an increase in net cash used in investing activities of ThUS$9,858 and a decrease in cash used in operating activities in the same amount.

(f) Additions of property, plant and equipment and Intangibles

	For the period ended
	At December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Net cash flows from
Purchases of property, plant and equiment	780,538	597,103	324,264
Additions associated with maintenance	486,231	302,858	173,740
Other additions	294,307	294,245	150,524
Purchases of intangible assets	50,116	88,518	75,433
Other additions	50,116	88,518	75,433

(g) The net effect of the application of hyperinflation in the consolidated cash flow statement corresponds to:

	For the period ended
	December 31,
	2022	2021
	ThUS$	ThUS$
Net cash flows from (used in) operating activities	(36,701)	(65,901)
Net cash flows from (used in) investment activities	(146)	17,223
Net cash flows from (used in) financing activities	7,703	-
Effects of variation in the exchange rate on cash and cash equivalents	29,144	48,678
Net increase (decrease) in cash and cash equivalents	-	-

(h) Payments of leased maintenance

Payments to suppliers for the supply of goods and services include the value paid associated with leased maintenance capitalizations for ThUS$149,142 (ThUS$163,717 as of December 31, 2021 and ThUS$65,960 as of December 31, 2020).

(i) Payments of loans to related entities

For the period ended
December 31,
2022
ThUS$
Delta Air Lines, Inc.	(78,947)
Qatar Airways	(78,947)
Costa Verde Aeronautica S.A.	(257,533)
Lozuy S.A.	(107,122)
QA Invesments Ltd	(242,967)
QA Invesments 2 Ltd	(242,967)
Payments of loans to related entities	(1,008,483)